COMMITMENTS AND CONTINCENGIES (Tables)	12 Months Ended
Oct. 31, 2021
COMMITMENTS AND CONTINCENGIES
Schedule of supplemental cash flow information related to leases

	Years Ended October 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$293,078	$141,445	$76,971
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$544,515	$378,719	$192,723

Schedule of lease term and discount rate

The following table summarizes the lease term and discount rate for the Company’s operating lease as of October 31, 2021:

Operating Lease
Weighted average remaining lease term (in years)	1.73
Weighted average discount rate	4.75%

Schedule of maturity of lease liabilities

The following table summarizes the maturity of lease liabilities under operating lease as of October 31, 2021:

For the Year Ending October 31:	Operating Lease
2022	$445,882
2023	220,094
2024	23,013
Thereafter	—
Total lease payments	688,989
Amount of lease payments representing interest	(28,017)
Total present value of operating lease liabilities	$660,972

Current portion	$423,124
Long-term portion	237,848
Total	$660,972